FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging instrument, assets	$ 232	$ 103
Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging instrument, liabilities	33	75
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	199	28
Pre-tax net unrealized gains (losses)	$ 1	$ (24)	$ (58)